Employee benefits: variable compensation (Narrative) (Detail 1)	12 Months Ended
Dec. 31, 2020
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Deferred Contingent Capital Plan (DCCP) The DCCP is a mandatory deferred compensation plan for all employees whose total annual compensation exceeds a specified threshold. DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event. Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down for GEB members if the Group’s CET1 capital ratio falls below 10% and for all other employees if it falls below 7%. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period. Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for certain regulated employees, the DCCP award reflects the fair value of the granted non-interest-bearing award.
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%
Description of vesting requirements for non-share-based compensation plans	DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event.
Financial advisor variable compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Financial advisor variable compensation In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is composed of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and / or policies and / or applicable laws and regulations.
Description of vesting requirements for non-share-based compensation plans	Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period.
GrowthPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.
Awards distribution period for non-2018 arrangements	7 years
Awards distribution period for 2018 arrangements	5 years
PartnerPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	PartnerPlus Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan, which included amounts awarded by UBS, as well as voluntary participant contributions. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan, or upon election credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
Description of vesting requirements for non-share-based compensation plans	Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date.
Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Ownership Plan (EOP) The EOP is a mandatory deferred share-based compensation plan for all employees whose total annual compensation exceeds a specified threshold, other than GEB members, Group Managing Directors (GMDs) and Group or Divisional Vice Chair role holders who are granted share-based awards under the new Long-Term Incentive Plan (LTIP) first granted in 2020. Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees will only vest if certain performance measures both for the Group and the applicable business division are met. In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.
Description Of Vesting Requirements For Sharebased Payment Arrangement	Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant.
Long-Term Incentive Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Long-Term Incentive Plan The LTIP is a mandatory deferred share-based compensation plan for GEB members, GMDs and Group or Divisional Vice Chair role holders. The final number of notional shares delivered at vesting depends on two equally-weighted performance metrics: reported return on common equity tier 1 capital (RoCET1) and relative total shareholder return (rTSR), which measures the performance of the UBS share against an index consisting of Global Systemically Important Banks as determined by the Financial Stability Board. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.
Description Of Vesting Requirements For Sharebased Payment Arrangement	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.
Role-based allowances
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Role-based allowances Some employees may receive a role-based allowance in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, a role-based allowance is paid only as long as the employee is in a specific role. Role-based allowances consist of a cash portion and, where applicable, a blocked UBS share award. The compensation expense is recognized in the year of grant.
Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Plus Plan The Equity Plus Plan is a voluntary employee share purchase program that allows eligible employees to purchase UBS shares at market price and receive one additional notional share for every three shares purchased, up to a maximum annual limit. Additional shares vest after a maximum of three years, provided the employee remains employed with UBS and has retained the purchased shares throughout the holding period.
UBS AG | Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Deferred Contingent Capital Plan (DCCP) The DCCP is a mandatory deferred compensation plan for all employees whose total annual compensation exceeds a specified threshold. DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event. Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down for GEB members if the Group’s CET1 capital ratio falls below 10% and for all other employees if it falls below 7%. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period. Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for certain regulated employees, the DCCP award reflects the fair value of the granted non-interest-bearing award.
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for GEB members	10.00%
Minimum CET1 capital ratio to trigger a write-down of awards granted under the DCCP for non-GEB members	7.00%
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%
Description of vesting requirements for non-share-based compensation plans	DCCP awards vest in full after five years, and up to seven years for certain regulated employees, unless there is a trigger event.
UBS AG | Financial advisor variable compensation
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	Financial advisor variable compensation In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is composed of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue. Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and / or policies and / or applicable laws and regulations.
Description of vesting requirements for non-share-based compensation plans	Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period.
UBS AG | GrowthPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	GrowthPlus GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 through 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.
Awards distribution period for non-2018 arrangements	7 years
Awards distribution period for 2018 arrangements	5 years
UBS AG | PartnerPlus
Equity Participation And Other Compensation Plans [Line Items]
Description of other non-share-based compensation plans	PartnerPlus Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan, which included amounts awarded by UBS, as well as voluntary participant contributions. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan, or upon election credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.
Description of vesting requirements for non-share-based compensation plans	Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments 6 to 10 years following grant date.
UBS AG | Equity Ownership Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Ownership Plan (EOP) The EOP is a mandatory deferred share-based compensation plan for all employees whose total annual compensation exceeds a specified threshold, other than GEB members, Group Managing Directors (GMDs) and Group or Divisional Vice Chair role holders who are granted share-based awards under the new Long-Term Incentive Plan (LTIP) first granted in 2020. Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant. EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees will only vest if certain performance measures both for the Group and the applicable business division are met. In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.
Description Of Vesting Requirements For Sharebased Payment Arrangement	Awards generally vest in equal installments after two and three years following grant, provided that vesting conditions are satisfied. Awards granted to GEB members in 2019 and prior years generally vest three, four and five years after grant.
UBS AG | Long-Term Incentive Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Long-Term Incentive Plan The LTIP is a mandatory deferred share-based compensation plan for GEB members, GMDs and Group or Divisional Vice Chair role holders. The final number of notional shares delivered at vesting depends on two equally-weighted performance metrics: reported return on common equity tier 1 capital (RoCET1) and relative total shareholder return (rTSR), which measures the performance of the UBS share against an index consisting of Global Systemically Important Banks as determined by the Financial Stability Board. The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.
Description Of Vesting Requirements For Sharebased Payment Arrangement	The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff vest in the first year following the performance period for GMDs and Vice Chair role holders.
UBS AG | Role-based allowances
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Role-based allowances Some employees may receive a role-based allowance in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, a role-based allowance is paid only as long as the employee is in a specific role. Role-based allowances consist of a cash portion and, where applicable, a blocked UBS share award. The compensation expense is recognized in the year of grant.
UBS AG | Equity Plus Plan
Equity Participation And Other Compensation Plans [Line Items]
Description of share-based compensation plans	Equity Plus Plan The Equity Plus Plan is a voluntary employee share purchase program that allows eligible employees to purchase UBS shares at market price and receive one additional notional share for every three shares purchased, up to a maximum annual limit. Additional shares vest after a maximum of three years, provided the employee remains employed with UBS and has retained the purchased shares throughout the holding period.